Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of transactions with the major related parties
The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues:
Technology services to iSNOB	600	—	—
Marketing services to Tencent	—	1,081	12
Technology services to JM Weshop	6,773	16,168	99

Total	7,373	17,249	111

Other income:
Equipment sales to JM Weshop	—	476	—

Cost of revenue:
Cloud technology services from Tencent Group	27,796	51,940	74,377
Payment processing fees to Tencent Group	24,018	17,393	18,214

Total	51,814	69,333	92,591

Schedule of balances with the major related parties
The Group had the following balances with the major related parties:

	As of March 31,
	2019	2020
	RMB	RMB
Due from JM Weshop	1,624	—
Due from Tencent Group	165	57

Total	1,789	57

Due to Tencent Group	(9,393)	(12,018)

Total	(9,393)	(12,018)